Share-based compensation arrangements - Additional Information (Details) $ / shares in Units, $ in Thousands, ¥ in Millions	1 Months Ended						12 Months Ended
	Oct. 31, 2025 shares	Apr. 30, 2025 shares	Oct. 31, 2024 $ / shares	Aug. 31, 2024 shares	Jul. 31, 2024 $ / shares	Jun. 30, 2024 shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 CNY (¥) Y shares	Dec. 31, 2024 USD ($) Y shares $ / shares	Dec. 31, 2024 CNY (¥) Y shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2023 CNY (¥) Y shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Share-based compensation arrangements
Number of shares authorized							311,125,716						311,125,716
Period of service schedule								4 years
Description of maximum term of options granted for share-based payment arrangement								Share options granted under the 2018 Share Plan are generally subject to a time-based requirement of up to four-year service schedule.
Number of share options granted in share-based payment arrangement								81,966	16,276,585	16,276,585		10,834,516
Weighted average exercise price, Granted | $ / shares							$ 1.2		$ 2.7		$ 1.2
Weighted average share price, share options granted | $ / shares							$ 4.4		$ 3.4		$ 2.6
Weighted average fair value at measurement date, share options granted							$ 400		$ 55,700		$ 27,600		¥ 2.8	¥ 389.5	¥ 193.0
Number of options, Exercised						125,994,150		21,994,184
Weighted average remaining contractual life of outstanding share options								6 years 4 months 24 days	7 years	7 years		8 years
Remaining contractual life								6 years 1 month 6 days	6 years 10 months 24 days	6 years 10 months 24 days		4 months 24 days
Number of share options modified								(915,730)	8,879,402	8,879,402
Share options before modification | $ / shares					$ 1.22
Modified exercise price of share options | $ / shares			$ 3.89
Number of options granted previously replaced		915,730
Expected dividend, share options granted | $									$ 0
Contractual term | Y								10	10	10		10
Share plan contractual term								7 years
Time-based requirement of service period								4 years
Cumulative catchup adjustments to share based compensation | ¥												¥ 417.1
Expense from share-based payment transactions | ¥								¥ 450.0		¥ 1,187.9		¥ 931.8
Minimum
Share-based compensation arrangements
Weighted average exercise price, Granted | $ / shares							$ 0.5
Maximum
Share-based compensation arrangements
Weighted average exercise price, Granted | $ / shares							$ 3.9
Restricted share units
Share-based compensation arrangements
Number of options, Exercised	30,216,690
Number of other equity instruments granted previously replaced				693,524
Expense from share-based payment transactions | ¥										¥ 69.5
Number of share options value granted | ¥								¥ 116.5